Income Tax - Summary of Non-capital Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Non-capital losses carry forward	$ 64,149	$ 54,017
2021 [Member]
Statement Line Items [Line Items]
Non-capital losses carry forward	1,471	1,551
2022 [Member]
Statement Line Items [Line Items]
Non-capital losses carry forward
2023 [Member]
Statement Line Items [Line Items]
Non-capital losses carry forward
2024 andThereafter [Member]
Statement Line Items [Line Items]
Non-capital losses carry forward	$ 62,678	$ 52,466